Report of Independent Registered
Public Accounting Firm

To the Shareholders and
Board of Trustees of
The Cushing MLP & Infrastructure
Total Return Fund

In planning and performing our audit
of the financial statements of The
Cushing MLP & Infrastructure Total
Return (the ?Fund?) as of and for
the year ended November 30, 2019,
in accordance with the standards
of the Public Company Accounting
Oversight Board (United States),
we considered the Fund?s internal
control over financial reporting,
including controls over safeguarding
securities, as a basis for designing
our auditing procedures for the
purpose of expressing our opinion
on the financial statements and to
comply with the requirements of
Form N-CEN, but not for the purpose
of expressing an opinion on the
effectiveness of the Fund?s internal
control over financial reporting.
Accordingly, we express no such
opinion.
The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting.
In fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits and
related costs of controls. A
fund?s internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability
of financial reporting and the
preparation of financial statements
for external purposes in accordance
with U.S. generally accepted
accounting principles. A fund?s
internal control over financial
reporting includes those policies
and procedures that (1) pertain
to the maintenance of records
that, in reasonable detail,
accurately and fairly reflect
the transactions and dispositions
of the assets of the fund; (2)
provide reasonable assurance
that transactions are recorded
as necessary to permit preparation
of financial statements in
accordance with U.S. generally
accepted accounting principles,
and that receipts and expenditures
of the fund are being made only
in accordance with authorizations
of management and trustees of the
fund; and (3) provide reasonable
assurance regarding prevention
or timely detection of unauthorized
acquisition, use or disposition
of a fund's assets that could
have a material effect on the
financial statements.
Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the
risk that controls may become
inadequate because of changes in
conditions, or that the degree of
compliance with the policies or
procedures may deteriorate.
A deficiency in internal control
over financial reporting exists
when the design or operation of a
control does not allow management
or employees, in the normal course
of performing their assigned
functions, to prevent or detect
misstatements on a timely basis.
A material weakness is a deficiency,
or a combination of deficiencies,
in internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the
Fund?s annual or interim financial
statements will not be prevented
or detected on a timely basis.
Our consideration of the Fund?s
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
that might be material weaknesses
under standards established by
the Public Company Accounting
Oversight Board (United States).
However, we noted no deficiencies
in the Fund?s internal control
over financial reporting and its
operation, including controls over
safeguarding securities, that we
consider to be a material
weakness as defined above as of
November 30, 2019.
This report is intended solely
for the information and use of
management and the Board of
Trustees of the Fund and the
Securities and Exchange Commission
and is not intended to be and
should not be used by anyone
other than these specified parties.

/s/ Ernst & Young LLP

Dallas, Texas
January 28, 2020